Fair Value Disclosures - Fair Value Disclosures - Unobservable Inputs (Q2) (Details)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans	$ 407,000	$ 769,000	$ 239,000
Foreclosed assets	3,524,239	3,254,392	2,386,239
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans	$ 407,000	$ 769,000	$ 239,000
Weighted Average [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impaired loans, measurement input	0.47	0.36
Foreclosed assets, measurement input	0.19	0.18